Related party information (Details) $ in Millions		12 Months Ended
	Feb. 21, 2018	Dec. 31, 2018 USD ($) director	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Related party borrowings and receivables
Investment in joint ventures		$ 9	$ 10
Paul Coulson Ownership Interests | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding	25.00%
Yeoman Capital S.A. and subsidiaries
Related party borrowings and receivables
Number of common directors | director		4
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding		34.00%
Yeoman Capital S.A. and subsidiaries
Related party borrowings and receivables
Fees charged for services provided		$ 0	0	$ 0
Amount payable		0	0	0
Key Management Personnel
Related party borrowings and receivables
Amount payable		1	7	4
Salaries and other short term employee benefits		10	12	12
Post‑employment benefits		1	1	1
Key management compensation excluding transaction cost		11	13	13
Transaction related and other compensation			7	29
Key management compensation		$ 11	$ 20	$ 42